SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended											12 Months Ended
	Feb. 19, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Aug. 31, 2019 USD ($) $ / shares shares	May 31, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Sep. 30, 2018 USD ($) shares	Aug. 31, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Feb. 28, 2018 USD ($) shares	Jan. 19, 2018 shares	Jul. 31, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2014 ₪ / shares shares	Oct. 02, 2017 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized												50,000,000	50,000,000			50,000,000
Ordinary shares, par value per share | (per share)												$ 0.1	$ 0.1			₪ 0.1
Share Split										1-for-1.8
Bonus share issued for each outstanding share										0.8
Fair value of options granted | $												$ 485	$ 878	$ 9,841
Per share price | $ / shares												$ 12
Additional ordinary shares purchased													937,500
Procceds from Initial public offering, net of issuance costs | $												$ 10,613	$ 78,775
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	2,091,908
Per share price | $ / shares	$ 11.00
Net proceeds | $	$ 21,500	$ 21,500
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants						11,500			46,000
Option vested												15,332
Fair value of options granted | $						$ 105			$ 495
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of awards												10 years
Shares available for future grant												958,102
Option grants				9,000				20,138				6,300
Exercise price | $ / shares				$ 7.32				$ 11.21				$ 8.32
Option vesting period												4 years
Percentage of option vesting												25.00%
Unrecognized compensation cost | $												$ 1,260
Compensation costs weighted average period to be recognized												3 years 11 months 15 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares															₪ 0.1
Odinary share issued under share incentive plan											720,975	912,230			629,025
CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants								105,471
Exercise price | $ / shares								$ 11.21
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants					80,000		10,069
Exercise price | $ / shares					$ 5.95		$ 6.78
Consultant Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants								76,895
Exercise price | $ / shares								$ 11.21
Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period												4 years
Percentage of option vesting												25.00%
Fair value of options granted | $													$ 648
Unrecognized compensation cost | $												$ 105
Compensation costs weighted average period to be recognized												2 years 2 months 23 days
Intrinsic value outstanding option | $												$ 14,832
Intrinsic value exercisable option | $												$ 10,250
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued													6,250,000
Per share price | $ / shares													$ 12
Procceds from Initial public offering, net of issuance costs | $													$ 78,800
Amount of offering expense | $													$ 7,450
Private Placement [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	454,628
Net proceeds | $	$ 5,000	$ 5,000
FPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued			1,437,500
Per share price | $ / shares			$ 8.00
Additional ordinary shares purchased			187,500
Net proceeds | $			$ 10,600